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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment  [  ]                   Amendment No.:    _______
         This Amendment (Check only one):       [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bayard D. Waring
Address:          c/o Amelia Peabody Foundation
                  One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:               028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
Title:   Trustee
Phone: 781-237-6468

Signature, place and date of signing:


/s/ Bayard D. Waring                Gloucester, Massachusetts July 25, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


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[x]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989          Amelia Peabody Foundation











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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $ 5,046 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05993           Philip B. Waring














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                           FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2          COLUMN 3            COLUMN 4                    COLUMN 5

     Name of Issuer        Title of Class        CUSIP               Value               Shrs or        Sh/ Put/
                                                                   (X $1000)             Prn Amt        Prn Call

Alliance Resource              Common          01877R108              273                12,000            SH

Amerigas Partners Common       Common          030975106              139                 6,000            SH
Units

Applied Materials Inc          Common          038222105              246                 5,000            SH

BP Prudhoe Bay                 Common          055630107              143                10,000            SH

Cendant                        Common          151313103              367                18,811            SH

Citigroup                      Common          172967101              264                 5,000            SH

Corning Inc.                   Common          219350105               67                 4,000            SH

Dell Computer                  Common          247025109              105                 4,000            SH

Duff & Phelps Util &           Common          26432K108               69                 5,000            SH
Corp BD TR

Duke Energy                    Common          264399106              156                 4,000            SH

EGlobe, Inc.                   Common          282339209               0                  1,276            SH

Enzo Biochem                   Common          294100102              179                 5,250            SH

Hospitality Prop.              Common          44106M102              228                 8,000            SH

Immunex Corp.                  Common          452528102               89                 5,000            SH

Intel Corp                     Common          458140100               88                 3,000            SH


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
        COLUMN 1                 COLUMN 6         COLUMN 7          COLUMN 8

     Name of Issuer             Investment          Other            Voting Authority
                                Discretion        Managers        Sole    Shared    None

Alliance Resource             Shared - Other          1          12,000

Amerigas Partners Common      Shared - Other          1          6,000
Units

Applied Materials Inc         Shared - Other          1          5,000

BP Prudhoe Bay                Shared - Other          1          10,000

Cendant                       Shared - Other          1          18,811

Citigroup                     Shared - Other          1          5,000

Corning Inc.                  Shared - Other          1          4,000

Dell Computer                 Shared - Other          1          4,000

Duff & Phelps Util &          Shared - Other          1          5,000
Corp BD TR

Duke Energy                   Shared - Other          1          4,000

EGlobe, Inc.                  Shared - Other          1          1,276

Enzo Biochem                  Shared - Other          1          5,250

Hospitality Prop.             Shared - Other          1          8,000

Immunex Corp.                 Shared - Other          1          5,000

Intel Corp                    Shared - Other          1          3,000


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

Johnson & Johnson              Common          478160104              670                13,400            SH

Kansas City Pwr                Common          485134100              123                 5,000            SH

Kinder Morgan Energy           Common          494550106              206                 3,000            SH
Partners LP Unit LTD
Partnership Int

Lam Research                   Common          512807108               29                 1,000            SH

McData Corp. Class A           Common          580031201               5                   271             SH

Mutual Risk Mgmt Ltd           Common          628351108               53                 6,000            SH

Nat'l Semiconductor            Common          637640103              116                 4,000            SH

Oracle                         Common          68389X105               19                 1,000            SH

Pacific Century                Common          616400909               21                30,000            SH

Pfizer Inc.                    Common          717081103              160                 4,000            SH

PictureTel                     Common          720035302               56                10,000            SH

Talbots                        Common          874161102              263                 6,000            SH

Teco                           Common          872375100              122                 4,000            SH

Tellabs Inc.                   Common          879664100               78                 4,000            SH

Tyco                           Common          902124106              600                11,000            SH

Vodafone                       Common          92857W100              112                 5,000            SH


                                                                      5046


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

Johnson & Johnson               Shared - Other          1          13,400

Kansas City Pwr                 Shared - Other          1          5,000

Kinder Morgan Energy            Shared - Other          1          3,000
Partners LP Unit LTD
Partnership Int

Lam Research                    Shared - Other          1          1,000

McData Corp. Class A            Shared - Other          1           271

Mutual Risk Mgmt Ltd            Shared - Other          1          6,000

Nat'l Semiconductor             Shared - Other          1          4,000

Oracle                          Shared - Other          1          1,000

Pacific Century                 Shared - Other          1          30,000

Pfizer Inc.                     Shared - Other          1          4,000

PictureTel                      Shared - Other          1          10,000

Talbots                         Shared - Other          1          6,000

Teco                            Shared - Other          1          4,000

Tellabs Inc.                    Shared - Other          1          4,000

Tyco                            Shared - Other          1          11,000

Vodafone                        Shared - Other          1          5,000